Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Advanced from customers	$ 446,246	$ 442,322
Total deferred tax assets	446,246	442,322
Allowance for deferred tax assets	(446,246)
Deferred tax assets, net		442,322
Business combinations	1,819,826
Total deferred tax liabilities	$ 1,819,826